[MFS Logo]                                          Semiannual Report
INVESTMENT MANAGMENT                                   April 30, 1997

-------------------------------------------------------------------------------
MFS(R) WORLD GROWTH FUND
-------------------------------------------------------------------------------

[graphic omitted]

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Portfolio Managers' Overview ............................................... 3
Portfolio Managers' Profiles ............................................... 5
Fund Facts ................................................................. 6
Performance Summary ........................................................ 6
Portfolio Concentration .................................................... 8
Portfolio of Investments ................................................... 9
Financial Statements .......................................................21
Notes to Financial Statements ..............................................28
Independent Auditors' Report ...............................................35
The MFS Family of Funds(R) .................................................36
Trustees and Officers ......................................................37

   HIGHLIGHTS

   o FOR THE SIX MONTHS ENDED APRIL 30, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 2.82%, CLASS B SHARES 2.40%, CLASS C SHARES 2.38%, AND CLASS I SHARES 2.88%.

   o THE U.S. SECTOR OF THE PORTFOLIO FOCUSES ON COMPANIES IN THE TECHNOLOGY, LEISURE, AND BUSINESS SERVICES INDUSTRIES WITH DYNAMIC EARNINGS GROWTH THAT WE BELIEVE CAN ACHIEVE SIGNIFICANT MARKET SHARE GAINS IN RAPIDLY GROWING MARKETS.

   o PERFORMANCE WAS HINDERED BY AN UNDERWEIGHTING IN GERMANY, WHERE THE WEAK MARK RESULTED IN BIG GAINS IN THE AUTO AND CAPITAL GOODS SECTORS.

   o THE FUND DID BENEFIT FROM CONTINUED STRONG PERFORMANCE IN EMERGING MARKETS SUCH AS BRAZIL, RUSSIA, THE MIDDLE EAST, AND HONG KONG/CHINA, ALL OF WHICH EXPERIENCED MODERATE INFLATION AND STRONG INVESTMENT FLOWS.

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

      A. Keith Brodkin

Dear Shareholders:
After more than six years of expansion, the U.S. economy is experiencing another year of growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. Some of that strength was seen in the first quarter, when the U.S. economy grew at an annualized rate of 5.6% (based on preliminary estimates), a pace that would be inflationary in the unlikely event that it were to continue. The ongoing tightness in the labor market could also add some inflationary pressures to the economy. At the same time, there is some reason for caution as a result of the continuing high level of consumer debt and rising personal bankruptcies. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with the strength of the first quarter moderating as we move through the balance of the year.

  We continue to urge U.S. equity investors to remain cautious for 1997. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest-rate increases and the fear of an acceleration of inflation have created extreme volatility in the stock market in 1997. However, while the U.S. equity market enjoyed several years without a major correction, we would like to point out that such downturns are a natural part of the investment environment and, when they end, they often result in more attractive valuations for stocks.

  Overseas, the overall economic environment has remained favorable for investing in equities. Global economic growth has remained moderate, with subdued inflation. While the United States has experienced rising interest rates over the past six months, continental Europe has seen improving economic conditions, falling inflation and interest rates, and weaker currencies. This has helped give Europe the best-performing equity markets. In Japan, meanwhile, interest rates have remained low, but a tepid economic recovery has left that market stalled. At the same time, a number of the emerging markets have become increasingly attractive, thanks in part to rapidly expanding economies and growth in earnings.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
A. Keith Brodkin
Chairman and President

May 14, 1997

PORTFOLIO MANAGERS' OVERVIEW

Dear Shareholders:
For the six months ended April 30, 1997, Class A shares of the Fund provided a total return of 2.82%, Class B shares 2.40%, Class C shares 2.38%, and Class I shares 2.88%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to a 7.79% return for the Morgan Stanley Capital International (MSCI) World Index, a broad, unmanaged index of global equities, and to a 7.22% return for the Morgan Stanley All Country World Index, an unmanaged index of developed-country and emerging market equities. MFS believes that this index is more representative of the countries in which the Fund invests than the MSCI World Index, which the Fund has used as a benchmark in previous reports.

  The Fund continues to focus on what we believe are the fastest-growing companies in the world, in what we consider to be the three most attractive markets with the best long-term growth potential. These three markets are: U.S. small-capitalization and emerging growth stocks, which represent 36% of Fund assets; growth stocks in mature foreign markets, primarily in Europe and Japan, representing 38%; and stocks in emerging markets, representing 20%. The Fund's performance over the past six months was helped by its U.S. investments and by overweightings in software and electronic stocks. The U.S. sector of the portfolio focuses on companies with dynamic earnings growth that we believe can achieve significant market share gains in rapidly growing markets. Our holdings continue to be in the technology, leisure, and business services sectors and include BMC Software, a leading mainframe software company; HFS, a leading hotel, real estate, and rental car franchiser; and Learning Tree International, a leading provider of information technology training to corporations.

  Performance was hindered by an underweighting in Germany, where the weak mark resulted in big gains in the auto and capital goods sectors, as well as by a broad sell-off in smaller-company and emerging growth stocks. However, weaker local currencies across Europe benefited the Fund by helping export- oriented companies. Performance was also helped by the Fund's holdings in dollar-sensitive exporters such as Canon, Sony, and TDK in Japan, and by telecommunications companies such as Telefonica, the Spanish phone company, and Telecom Italia Mobile, a leading cellular phone company, whose earnings growth exceeded expectations. Our focus in these developed foreign markets continues to be on what we regard as "world class" companies with significant earnings leverage resulting from recovering domestic and export economies and new products.
  The Fund also benefited from continued strong performance in emerging markets such as Brazil, Russia, the Middle East, and Hong Kong/China, all of which experienced moderate inflation and strong investment flows. Telebras, the leading Brazilian phone company, Lukoil, a Russian oil company, and Mosenergo, the Moscow electric utility, were among companies that contributed to performance. Our emphasis in this part of the portfolio continues to be on companies that we see as global low-cost producers or as beneficiaries of government privatization, increasing consumer demand, or growing infrastructures.
  Our recent outlook for our three target markets remains optimistic. In the United States, we believe that emerging growth companies that can deliver strong relative earnings growth will continue to be rewarded by the market. In Europe and Japan, valuations are still at attractive levels, and local economies appear poised to show improvement after several years of sluggishness. Markets in Latin America appear to be on a solid growth trajectory as a result of major structural reforms combined with lower-than- expected inflation. We continue to be less enthused about most of emerging Asia due to slowing growth rates, but we believe Hong Kong offers opportunity because of the handover to China.

Respectfully,
/s/ John W. Ballen                 /s/ Toni Y. Shimura

John W. Ballen                         Toni Y. Shimura
Portfolio Manager                      Portfolio Manager

/s/ David Mannheim
David Mannheim
Portfolio Manager

   PORTFOLIO MANAGERS' PROFILES

   JOHN W. BALLEN BEGAN HIS CAREER AT MFS AS AN INDUSTRY SPECIALIST IN 1984. A GRADUATE OF HARVARD COLLEGE, THE UNIVERSITY OF NEW SOUTH WALES, AND THE STANFORD UNIVERSITY GRADUATE SCHOOL OF BUSINESS ADMINISTRATION, HE WAS PROMOTED TO INVESTMENT OFFICER IN 1986, VICE PRESIDENT INVESTMENTS IN 1987, DIRECTOR OF RESEARCH IN 1988, AND SENIOR VICE PRESIDENT IN 1990. IN 1993, HE BECAME DIRECTOR OF EQUITY PORTFOLIO MANAGEMENT, AND ON MAY 1, 1995, HE BECAME CHIEF EQUITY OFFICER. HE HAS BEEN A PORTFOLIO MANAGER OF MFS(R) WORLD GROWTH FUND SINCE 1993.

   DAVID MANNHEIM BEGAN HIS CAREER AT MFS IN 1988 AS A RESEARCH SPECIALIST AND WAS PROMOTED TO ASSISTANT VICE PRESIDENT - INVESTMENTS IN 1991, VICE PRESIDENT - INVESTMENTS IN 1992, AND SENIOR VICE PRESIDENT IN 1997. IN 1993, HE WAS NAMED A PORTFOLIO MANAGER OF MFS WORLD GROWTH FUND. MR. MANNHEIM IS A GRADUATE OF AMHERST COLLEGE AND OF MASSACHUSETTS INSTITUTE OF TECHNOLOGY'S SLOAN SCHOOL OF MANAGEMENT.

   TONI Y. SHIMURA JOINED THE MFS RESEARCH DEPARTMENT IN 1987. A GRADUATE OF WELLESLEY COLLEGE AND OF MASSACHUSETTS INSTITUTE OF TECHNOLOGY'S SLOAN SCHOOL OF MANAGEMENT, SHE WAS PROMOTED TO INVESTMENT OFFICER IN 1990, ASSISTANT VICE PRESIDENT - INVESTMENTS IN 1991, AND VICE PRESIDENT - INVESTMENTS IN 1992. IN 1993, SHE WAS NAMED A PORTFOLIO MANAGER OF MFS WORLD GROWTH FUND.

   FUND FACTS

  STRATEGY:                   THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL
                              APPRECIATION BY INVESTING IN SECURITIES OF
                              COMPANIES WORLDWIDE THAT ARE GROWING AT RATES
                              EXPECTED TO BE WELL ABOVE THE GROWTH RATE OF THE
                              OVERALL U.S. ECONOMY.
  COMMENCEMENT OF
  INVESTMENT OPERATIONS:      CLASS A:   NOVEMBER 18, 1993
                              CLASS B:   NOVEMBER 18, 1993
                              CLASS C:   JANUARY 3, 1994
                              CLASS I:   JANUARY 2, 1997

  SIZE:                       $494.4 MILLION NET ASSETS AS OF APRIL 30, 1997

PERFORMANCE SUMMARY

Because mutual funds like MFS World Growth Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN

AS OF APRIL 30, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                                                    Life of
                                 6 Months           1 Year             Fund*
-------------------------------------------------------------------------------
Cumulative Total Return            +2.82%           +1.44%          +46.02%
-------------------------------------------------------------------------------
Average Annual Total Return          --             +1.44%          +11.60%
-------------------------------------------------------------------------------
SEC Results                          --             -4.39%          + 9.69%
-------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                                                    Life of
                                 6 Months           1 Year             Fund*
-------------------------------------------------------------------------------
Cumulative Total Return            +2.40%           +0.58%          +41.95%
-------------------------------------------------------------------------------
Average Annual Total Return          --             +0.58%          +10.69%
-------------------------------------------------------------------------------
SEC Results                          --             -3.25%          +10.01%
-------------------------------------------------------------------------------
*For the period from the commencement of the Fund's investment operations, November 18, 1993, through April 30, 1997.

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                                                    Life of
                                 6 Months           1 Year             Fund*
-------------------------------------------------------------------------------
Cumulative Total Return            +2.38%           +0.62%          +42.35%
-------------------------------------------------------------------------------
Average Annual Total Return          --             +0.62%          +10.78%
-------------------------------------------------------------------------------
SEC Results                          --             -0.33%          +10.78%
-------------------------------------------------------------------------------

CLASS I INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                                                    Life of
                                 6 Months           1 Year             Fund*
-------------------------------------------------------------------------------
Cumulative Total Return            +2.88%           +1.50%          +46.06%
-------------------------------------------------------------------------------
Average Annual Total Return          --             +1.50%          +11.61%
-------------------------------------------------------------------------------
SEC Results                          --             +1.50%          +11.61%
-------------------------------------------------------------------------------
*For the period from the commencement of the Fund's investment operations, November 18, 1993, through April 30, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 5.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class C share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class B shares for periods prior to the commencement of offering of Class C shares. Operating expenses attributable to Class C shares are not significantly different than those of Class B shares. The Class B share performance included in the Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class C shares rather than the CDSC generally applicable to Class B shares.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included in the Class I share SEC performance has been adjusted to reflect the fact that Class I shares have no initial sales charge. These results represent the percentage change in net asset value.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF APRIL 30, 1997
TOP 10 EQUITY HOLDINGS

COMPUTER ASSOCIATES INTERNATIONAL, INC.     ADT LTD.
Computer software company                   Commercial and residential security
                                            company
HFS, INC.
Franchiser of hotels and real estate        UNITED HEALTHCARE CORP.
companies                                   Health maintenance organization

ORACLE SYSTEMS CORP.                        LEARNING TREE INTERNATIONAL, INC.
Developer and manufacturer of database      Educational training and technology
software                                    company

TELECOMMUNICACOES BRASILEIRAS S.A., ADR     BMC SOFTWARE, INC.
Brazilian telecommunications company        Computer software company

CADENCE DESIGN SYSTEMS, INC.                WORLDCOM, INC.
Computer software and systems company       Long-distance telephone provider

LARGEST EQUITY SECTORS

          Miscellaneous                             55.6%
          Health Care                                7.2%
          Leisure                                    7.2%
          Utilities & Communications                10.7%
          Technology                                19.3%

For a more complete breakdown, refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS - April 30, 1997

Stocks - 91.5%
--------------------------------------------------------------------------------
Issuer                                                   Shares            Value
--------------------------------------------------------------------------------
U.S. Stocks - 33.5%
  Automotive
    Tower Automotive, Inc.*                               5,000     $    185,000
--------------------------------------------------------------------------------
  Agricultural Products - 0.4%
    AGCO Corp.                                           75,100     $  1,943,212
--------------------------------------------------------------------------------
  Biotechnology - 0.2%
    Guidant Corp.                                        17,900     $  1,221,675
--------------------------------------------------------------------------------
  Building
    Newport News Shipbuilding, Inc.                       5,500     $     82,500
--------------------------------------------------------------------------------
  Business Machines - 0.3%
    Affiliated Computer Services, Inc., "A"*             33,800     $    878,800
    Sun Microsystems, Inc.*                              12,300          354,394
                                                                    ------------
                                                                    $  1,233,194
--------------------------------------------------------------------------------
  Business Services - 4.1%
    AccuStaff, Inc.*                                     72,700     $  1,326,775
    ADT Ltd.*                                           231,400        6,334,575
    CUC International, Inc.*                            112,550        2,377,619
    DST Systems, Inc.*                                   55,000        1,560,625
    Employee Solutions, Inc.*                            38,400          192,600
    Ikon Office Solutions, Inc.                           3,100           83,312
    Learning Tree International, Inc.*                  174,450        5,495,175
    SABRE Group Holding, Inc.*                            6,400          164,000
    Technology Solutions Co.*                            95,800        2,526,725
                                                                    ------------
                                                                    $ 20,061,406
--------------------------------------------------------------------------------
  Chemicals - 0.3%
    Betzdearborn, Inc.                                   22,000     $  1,408,000
--------------------------------------------------------------------------------
  Computer Software - Personal Computers - 1.2%
    Autodesk, Inc.                                        1,000     $     35,500
    First Data Corp.                                      5,902          203,619
    Microsoft Corp.*                                     41,700        5,066,550
    Transaction System Architects, Inc.*                 24,500          735,000
                                                                    ------------
                                                                    $  6,040,669
--------------------------------------------------------------------------------
  Computer Software - Systems - 7.6%
    Adobe Systems, Inc.                                   2,300     $     89,988
    BMC Software, Inc.*                                 125,600        5,432,200
    Cadence Design Systems, Inc.*                       211,200        6,758,400
    Computer Associates International, Inc.             204,250       10,621,000
    Compuware Corp.*                                    119,400        4,507,350
    Oracle Systems Corp.*                               229,800        9,134,550
    Sybase, Inc.*                                         1,200           17,700
    Synopsys, Inc.*                                      13,600          433,500
    USCS International, Inc.*                            18,900          311,850
    Xionics Document Technologies*                       42,100          489,412
                                                                    ------------
                                                                    $ 37,795,950
--------------------------------------------------------------------------------

U.S. Stocks - continued
  Construction Services
    Shaw Group, Inc.*                                     1,300     $     17,550
--------------------------------------------------------------------------------
  Consumer Goods and Services - 1.6%
    Carson, Inc.*                                        97,200     $    729,000
    Hertz, Corp.*                                         1,800           52,200
    Service Corp. International                          53,100        1,818,675
    Silgan Holdings, Inc.*                                2,400           63,600
    Tyco International Ltd.                              86,900        5,300,900
                                                                    ------------
                                                                    $  7,964,375
--------------------------------------------------------------------------------
  Electronics - 3.0%
    Altera Corp.*                                        67,500     $  3,345,469
    Analog Devices, Inc.*                                58,433        1,563,083
    Atmel Corp.*                                         25,800          641,775
    Intel Corp.                                          12,400        1,898,750
    Kla-Tenor Corp.*                                     18,000          801,000
    Kulicke & Soffa Industries, Inc.*                    31,500          880,031
    Lattice Semiconductor Corp.*                         28,500        1,592,437
    Linear Technology Corp.                              21,200        1,065,300
    LSI Logic Corp.*                                      7,100          271,575
    Sony Corp.                                           12,600          924,525
    Teradyne, Inc.*                                      17,800          582,950
    Xilinx, Inc.*                                        24,700        1,210,300
                                                                    ------------
                                                                    $ 14,777,195
--------------------------------------------------------------------------------
  Entertainment - 1.0%
    American Radio Systems Corp., "A"*                    4,800     $    140,400
    Cox Radio, Inc.*                                     63,700        1,289,925
    Harrah's Entertainment, Inc.*                        44,300          708,800
    Jacor Communications, Inc.*                          14,000          393,750
    LIN Television Corp.*                                43,800        1,812,225
    Univision Communications, Inc., "A"*                 13,800          469,200
                                                                    ------------
                                                                    $  4,814,300
--------------------------------------------------------------------------------
  Finance
    AmeriTrade Holding Corp.*                            17,400     $    217,500
--------------------------------------------------------------------------------
  Financial Institutions - 0.4%
    Franklin Resources, Inc.                             30,000     $  1,773,750
--------------------------------------------------------------------------------
  Food and Beverage Products - 0.3%
    Smith's Food & Drug Centers, Inc.                    38,700     $  1,296,450
--------------------------------------------------------------------------------
  Insurance - 0.2%
    Nationwide Financial Services, Inc., "A"*            29,100     $    771,150
--------------------------------------------------------------------------------
  Leisure
    Coleman Co., Inc.*                                    1,100     $     17,050
--------------------------------------------------------------------------------
  Machinery - 0.1%
    SI Handling Systems, Inc.                            26,000     $    468,000
--------------------------------------------------------------------------------

U.S. Stocks - continued
  Medical and Health Technology and Services - 4.1%
    AmeriSource Health Corp.*                             3,900     $    174,038
    Cardinal Health, Inc.                                16,900          899,925
    Columbia Healthcare Corp.                            10,300          360,500
    Foundation Health Systems, Inc.*                        910           24,570
    Genesis Health Ventures, Inc.*                       13,500          403,312
    Health Management Associates, Inc.*                  15,400          411,950
    HealthSource, Inc.*                                  22,000          462,000
    HealthSouth Corp.*                                  208,100        4,109,975
    Medpartners, Inc.*                                   16,400          299,300
    Medtronic Inc.                                       19,400        1,343,450
    Pacificare Health Systems, Inc.*                     15,700        1,259,925
    Tenet Healthcare Corp.*                             104,400        2,714,400
    United Healthcare Corp.                             122,400        5,951,700
    Vencor, Inc.*                                        38,900        1,619,212
                                                                    ------------
                                                                    $ 20,034,257
--------------------------------------------------------------------------------
  Metals and Minerals - 0.2%
    Allegheny Teldyne, Inc.                              28,000     $    745,500
--------------------------------------------------------------------------------
  Pollution Control - 0.3%
    USA Waste Services, Inc.*                            38,100     $  1,247,775
--------------------------------------------------------------------------------
  Publishing
    Gibson Greetings, Inc.*                               8,300     $    170,150
    Jostens, Inc.                                           800           19,100
                                                                    ------------
                                                                    $    189,250
--------------------------------------------------------------------------------
  Railroads - 0.1%
    Wisconsin Central Transportation Corp.*              22,300     $    730,325
--------------------------------------------------------------------------------
  Real Estate Investment Trusts
    Claire S Stores, Inc.                                 7,100     $    135,788
--------------------------------------------------------------------------------
  Restaurants and Lodging - 2.9%
    Applebee's International, Inc.                       43,700     $  1,021,488
    HFS, Inc.*                                          157,100        9,308,175
    Hilton Hotels Corp.                                  21,400          577,800
    Promus Hotel Corp.*                                  93,250        3,287,062
    Wyndham Hotel Corp.*                                  8,600          237,575
                                                                    ------------
                                                                    $ 14,432,100
--------------------------------------------------------------------------------
  Special Products and Services - 0.1%
    Spx Corp.                                             5,900     $    322,288
--------------------------------------------------------------------------------
  Stores - 2.7%
    American Stores Co.                                  13,100     $    596,050
    Consolidated Stores Corp.*                           20,100          804,000
    Corporate Express, Inc.*                            105,450        1,054,500
    Costco Cos, Inc.*                                    19,500          563,062
    CVS Corp.                                            32,000        1,588,000
    Dillard's Department Stores, Inc., "A"                2,900           89,538
    Hollywood Entertainment Corp.*                       23,800          508,725
    Home Depot, Inc.                                     22,300        1,293,400
    Hot Topic, Inc.*                                      2,600           66,950
    Micro Warehouse, Inc.*                               17,200          296,700
    Office Depot, Inc.*                                  29,200          408,800
    Rite-Aid Corp.                                       76,500        3,519,000
    Staples, Inc.*                                      160,300        2,885,400
                                                                    ------------
                                                                    $ 13,674,125
--------------------------------------------------------------------------------
  Telecommunications - 0.4%
    Cisco Systems, Inc.*                                  4,300     $    222,525
    Heritage Media Corp.*                                12,300          224,475
    International Business Communications Systems,
       Inc.*(+)+                                         40,300          282,100
    Lucent Technologies, Inc.                            19,500        1,152,938
    Tel-Save Holdings, Inc.*                              1,900           26,600
                                                                    ------------
                                                                    $  1,908,638
--------------------------------------------------------------------------------
  Utilities - Telephone - 2.0%
    MCI Communications Corp.                            114,500     $  4,365,312
    Sprint Corp.                                          4,500          197,438
    WorldCom, Inc.*                                     223,000        5,352,000
                                                                    ------------
                                                                    $  9,914,750
--------------------------------------------------------------------------------
Total U.S. Stocks                                                   $165,423,722
--------------------------------------------------------------------------------
Foreign Stocks - 58.0%
  Argentina - 0.9%
    Banco de Galicia y Buenos Aires S.A. de C.V.,
       ADR (Banks and Credit Cos.)                       16,821     $    409,223
    Perez Companc S.A. (Oils)                           106,772          866,008
    Siderar S.A.I.C., ADR (Steel)*##                     15,200          478,800
    Telecom Argentina Stet - France Telecom S.A.
      (Telecommunications)                                9,300          465,000
    Telefonica de Argentina, ADR (Utilities -
      Telephone)                                         13,400          445,550
    Transportadora de Gas del Sur, S.A. (TGS)
      (Pipelines)                                        38,900          486,250
    YPF Sociedad Anonima, ADR (Oils)                     42,000        1,160,250
                                                                    ------------
                                                                    $  4,311,081
--------------------------------------------------------------------------------
  Australia - 0.6%
    Q.B.E. Insurance Group Ltd. (Insurance)             559,634     $  3,198,420
--------------------------------------------------------------------------------
  Brazil - 4.0%
    Banco Bradesco S.A., Preferred (Banks and
      Credit Cos.)                                  111,171,934     $    920,246
    CEMIG (Utilities - Electric)*                    17,500,000          798,208
    Centrais Eletricas Brasile, ADR (Utilities -
      Electric)                                          63,200        1,422,000
    Centrais Eletricas Brasileiras S.A. - Eletrobras,
      Preferred, "B" (Utilities - Electric)           1,800,000          839,808
    Cia Cervejaria Brahma, Preferred (Beverages)      1,872,433        1,274,297
    Cia Siderurgica de Tubarao, ADR (Steel)##            23,400          394,875
    Companhia Paranaense de Energia - COPEL "B",
      Preferred (Electrical)                             50,800          790,838
    Companhia Vale do Rio Doce, Preferred (Mining)       29,553          753,350
    Companhia Vale do Rio Doce, Preferred, "B"
      (Mining)+                                          29,553           --
    Itausa Investimentos Itau S.A. (Conglomerate)       750,000          634,936
    Petroleo Brasileiro S.A., Preferred (Oils)       16,710,000        3,513,014
    Telecomunicacoes Brasileiras SA, ADR
      (Utilities - Telephone)                            61,490        7,009,860
    Telecommunicacoes Sao Paulo
      (Telecommunications)                            2,500,000          710,187
    Usinas Siderurgicas de Minas Gerais SA, ADR
      (Steel)##                                          44,700          525,225
                                                                    ------------
                                                                    $ 19,586,844
--------------------------------------------------------------------------------
  Canada - 1.0%
    BioChem Pharma, Inc. (Biotechnology)*               105,400     $  1,895,553
    Canadian National Railway Co. (Railroads)            70,420        2,711,170
    Super Sol Ltd. (Supermarkets)                        32,500           96,883
                                                                    ------------
                                                                    $  4,703,606
--------------------------------------------------------------------------------
  Chile - 0.3%
    Chilectra S.A., ADR (Utilities - Electric)           19,910     $  1,224,465
    Moneda Chile Fund Ltd. (Finance)*                    63,000          441,000
                                                                    ------------
                                                                    $  1,665,465
--------------------------------------------------------------------------------
  China - 0.4%
    Beijing Datang Power Generation Co.
      (Electronics)*                                    540,000     $    280,593
    China Light & Power (Utilities - Electric)              400            1,802
    Huaneng Power International, Inc., ADR
      (Utilities - Electric)*                            48,180        1,168,365
    Qingling Motors Co., "H" (Automotive)*              694,000          380,772
    Yizheng Chemical Fibre Co. Ltd. (Textiles)        1,476,000          289,632
                                                                    ------------
                                                                    $  2,121,164
--------------------------------------------------------------------------------
  Colombia - 0.8%
    Banco Ganadero SA, ADR (Banks and Credit Cos.)       22,300     $    763,775
    Banco Industrial Colombiano, ADR (Banks and
      Credit Cos.)                                      108,700        1,970,187
    Cementos Diamante SA, ADR (Construction)##           90,700        1,326,488
                                                                    ------------
                                                                    $  4,060,450
--------------------------------------------------------------------------------
  Egypt - 0.4%
    Commercial International Bank (Banks and Credit
      Cos.)*##                                           10,500     $    236,250
    North Cairo Mills (Food Products)                     4,650          260,648
    South Cairo Flour Mills (Food Products)               3,250           73,736
    Suez Cement Co. S A E, GDR (Building
      Materials)##*                                      67,000        1,246,200
    Torra for Cement (Construction)                      12,010          340,162
                                                                    ------------
                                                                    $  2,156,996
--------------------------------------------------------------------------------
  Finland - 0.9%
    Huhtamaki Oy Group (Conglomerate)                    74,500     $  3,232,710
    TT Tieto Oy (Computer Software - Systems)            12,830          975,187
                                                                    ------------
                                                                    $  4,207,897
--------------------------------------------------------------------------------
  France - 2.1%
    Elf Aquitaine S.A. (Oils)                            30,400     $  2,950,596
    Rhone-Poulenc S.A. (Pharmaceuticals)*                73,180        2,463,386
    TOTAL S.A., "B" (Oils)*                               9,700          805,076
    TV Francaise (Entertainment)                         20,000        1,930,892
    Union des Assurances Federales S.A. (Insurance)      18,400        2,192,918
                                                                    ------------
                                                                    $ 10,342,868
--------------------------------------------------------------------------------
  Germany - 1.7%
    Adidas AG (Apparel and Textiles)                      9,306     $    970,944
    Henkel KGaA (Consumer Goods and Services)            55,500        3,015,607
    Sap AG, Preferred (Computer Software - Systems)      22,979        4,235,840
                                                                    ------------
                                                                    $  8,222,391
--------------------------------------------------------------------------------
  Greece - 0.8%
    Ergo Bank (Bank and Credit Cos.)                      7,300     $    481,882
    Hellenic Telecommunication Organization S.A.
      (Telecommunications)                               67,880        1,543,458
    Intracom S.A. (Telecommunications)                    7,700          332,363
    Papastratos Cigarettes S.A. (Consumer Goods and
      Services)                                          63,040        1,211,911
    Titan Cement Co. (Building Materials)                 4,350          349,235
                                                                    ------------
                                                                    $  3,918,849
--------------------------------------------------------------------------------
  Hong Kong - 4.5%
    Asia Satellite Telecommunications Holdings Ltd.
      (Telecommunications)*                           1,637,500     $  4,153,945
    Bank of East Asia Ltd. (Banks and Credit Cos.)*     302,832        1,041,876
    Cheung Kong Holdings Ltd. (Real Estate)             165,000        1,448,471
    Citic Pacific Ltd. (Conglomerate)                    50,000          270,459
    Dah Sing Financial Group (Banks and
      Credit Cos.)                                      414,800        1,724,295
    Hong Kong Electric Holdings Ltd. (Utilities -
      Electric)                                         676,000        2,391,190
    Hutchison Whampoa (Real Estate)                      91,000          675,501
    Hysan Development Co. (Real Estate)                 553,000        1,527,762
    Li & Fung Ltd. (Stores)                             890,000          896,193
    Liu Chong Hing Bank (Banks and Credit Cos.)         613,000        1,127,697
    New World Development Co. (Real Estate)             160,000          923,303
    Peregrine Investment Holdings (Finance)             168,000          258,091
    Swire Pacific Air Ltd., "A" (Transportation)        211,000        1,627,561
    Wharf Holdings Ltd. (Real Estate)                   733,000        2,772,608
    Wing Hang Bank Ltd. (Banks and Credit Cos.)         287,400        1,050,002
    Zhenhai Refining and Chemical Co., Ltd. (Oils)    1,200,000          511,225
                                                                    ------------
                                                                    $ 22,400,179
--------------------------------------------------------------------------------
  India - 1.8%
    Bajaj Auto Ltd. (Automotive)                         45,000     $  1,148,963
    EIH Ltd. (Restaurants and Lodging)                   76,050          881,886
    Hindustan Lever Ltd. (Consumer Goods and
      Services)                                          25,000          765,835
    Hindustan Petroleum Corp. Ltd. (Oil and Gas)*        50,000          585,062
    ICL Israel Chemical (Chemicals)*                     90,000          108,983
    India Gateway Fund Ltd. (Finance)*+                 107,000          483,640
    Industrial Development Bank of India Ltd.
      (Banks and Credit Cos.)                           280,000          706,278
    Mahanagar Telephone Nigam Ltd.
      (Telecommunications)                              100,000          822,590
    State Bank Of India (Banks and Credit Cos.)         122,000        1,088,186
    Tata Engineering and Locomotive Co. Ltd.
      (Automotive)                                       11,570          130,681
    Videsh Sanchar Nigam Ltd., GDR
      (Telecommunications)*##                           101,730        2,008,659
                                                                    ------------
                                                                    $  8,730,763
--------------------------------------------------------------------------------
  Indonesia - 0.2%
    Semen Gresik (Building Materials)                   402,500     $    981,808
--------------------------------------------------------------------------------
  Ireland - 0.4%
    Allied Irish Banks (Banks and Credit Cos.)*         305,400     $  2,179,015
--------------------------------------------------------------------------------
  Israel - 0.1%
    Makhteshim Chemical Works Ltd. (Chemicals)*          17,000     $    105,980
    NICE Systems Ltd., ADR (Telecommunications)*          2,100           44,625
    Tadiran Telecommunications Ltd.
      (Telecommunications)                                5,000           97,500
    Teva Pharmaceutical Industries Ltd., ADR
      (Pharmaceuticals)                                     800           40,600
                                                                    ------------
                                                                    $    288,705
--------------------------------------------------------------------------------
  Italy - 1.5%
    Gucci Group NV (Apparel and Textiles)                30,370     $  2,106,919
    INA (Instituto Nazionale delle Assicurazioni)
      (Insurance)                                       771,400        1,034,997
    Industrie Natuzzi S.p.A., ADR (Consumer Goods
      and Services)                                      92,100        2,049,225
    Telecom Italia S.p.A., Saving Shares
      (Telecommunications)                            1,167,700        2,160,638
                                                                    ------------
                                                                    $  7,351,779
--------------------------------------------------------------------------------
  Japan - 9.7%
    Bank of Tokyo Mitsubishi (Banks and Credit Cos.)    105,000     $  1,662,466
    Bridgestone Corp. (Tire and Rubber)                 124,000        2,637,259
    Canon, Inc. (Office Equipment)                      190,000        4,504,923
    Daikin Industries (Consumer Goods and Services)     214,000        1,680,646
    DDI Corp. (Telecommunications)                          380        2,523,356
    East Japan Railway Co. (Railroads)                      414        1,790,358
    Fuji Photo Film Co. (Photographic Products)          75,000        2,865,301
    Hirose Electric Co. (Electronics)                    17,300          945,743
    Jusco Co. (Retail)                                   68,000        2,089,011
    Keyence Corp. (Electronics)                          18,930        2,311,264
    Kinki Coca-Cola Bottling Co. (Beverages)             90,000        1,035,053
    Kirin Beverage Corp. (Beverages)                    138,000        1,880,583
    Mitsubishi Heavy Industries Ltd. (Aerospace)        275,000        1,815,282
    Nippon Telephone & Telegraph Co. (Utilities -
      Telephone)                                            181        1,276,054
    Nitto Denko Corp. (Industrial Goods and
      Services)                                         142,000        2,058,133
    Osaka Sanso Kogyo Ltd. (Chemicals)                  397,000        1,047,617
    Rohm Co. (Electronics)                               22,000        1,705,238
    Secom Co. (Consumer Goods and Services)              60,000        3,568,334
    Sony Corp. (Electronics)                             34,800        2,532,903
    Takeda Chemical Industries (Pharmaceuticals)        124,000        2,861,914
    TDK Corp. (Special Products and Services)            44,000        3,171,327
    Ushio, Inc. (Electronics)                           197,000        2,312,170
                                                                    ------------
                                                                    $ 48,274,935
--------------------------------------------------------------------------------
  Malaysia - 1.2%
    DCB Holdings Berhad (Finance)                       135,000     $    438,381
    Genting Berhad (Entertainment)                       75,000          400,430
    Malayan Banking Berhad (Banks and Credit Cos.)       71,000          707,228
    Petronas Gas Berhad (Oil and Gas)##                 405,000        1,403,897
    Resorts World Berhad (Entertainment)                 60,000          221,133
    Rothmans of Pall Mall (Consumer Goods and
      Services)                                          61,000          563,870
    Sime Darby Berhad (Conglomerate)                    255,000          787,413
    Tenaga Nasional Berhad (Utilities - Electric)       155,000          716,392
    UMW Holdings Berhad (Conglomerate)                  168,000          883,576
                                                                    ------------
                                                                    $  6,122,320
--------------------------------------------------------------------------------
  Mexico - 2.3%
    Cemex S.A., "B" (Construction)                      291,506     $    954,313
    Cifra S.A de C.V. (Retail)                           59,967           90,607
    Cifra S.A. de C.V. (Retail)                         490,300          753,168
    Corporacion GEO SA de C.V. (Housing)##*              45,000          821,250
    Empresas ICA Sociedad Controladora SA, ADR
      (Engineering/Construction)*                        58,500          870,188
    Fomento Economico Mexicano SA, "B" (Beverages)      110,000          519,391
    Gruma S.A., "B" (Food Products)*                    374,000        1,803,601
    Grupo Carso SA de C.V. (Conglomerate)*              138,300          430,120
    Grupo Carso, "A1" (Conglomerate)*                   171,300          990,011
    Grupo Financiero Banamex (Finance)*##                11,997           24,018
    Grupo Financiero Banamex, "B" (Finance)*            292,200          626,195
    Grupo Financiero Inbursa SA de C.V. (Finance)         4,825           16,525
    Kimberly-Clark de Mexico SA de C.V.
      (Forest and Paper Products)                       150,000          557,164
    Telefonos de Mexico S.A. (Utilities -
      Telephone)                                      1,021,000        2,116,049
    Tubos de Acero de Mexico S.A. (Steel)*               60,000          982,500
                                                                    ------------
                                                                    $ 11,555,100
--------------------------------------------------------------------------------
  Morocco - 0.5%
    Banque Marocaine Commerce (Banks and
      Credit Cos.)*                                      11,550     $    786,169
    Brasserica Du Maroc (Consumer Goods and
      Services)*                                          2,150          423,649
    Credit Eqdom (Financial Institutions)                 2,050          254,487
    Ona Omnium Nord AF (Conglomerate)                     5,500          479,096
    Societe Nationale Dinvestiss (Conglomerate)           5,850          492,351
                                                                    ------------
                                                                    $  2,435,752
--------------------------------------------------------------------------------
  Netherlands - 1.9%
    Ahrend Groep N.V. (Furniture and Home
      Appliances)*                                       25,900     $  1,570,020
    Akzo Nobel (Chemicals)                               14,100        1,818,093
    ASM Lithography Holding NV (Electronics)*##          30,000        2,242,371
    Philips Electronics N.V. (Manufacturing)             25,200        1,316,572
    Royal Dutch Petroleum Co. (Oils)                     12,800        2,289,613
                                                                    ------------
                                                                    $  9,236,669
--------------------------------------------------------------------------------
  Pakistan - 0.5%
    Hub Power Co. Ltd. (Utilities - Electric)         1,300,000     $  1,217,543
    Pakistan Telecom (Telecommunications)               461,500          284,708
    Pakistan Telecom (Telecommunications)*               11,910          734,750
    Sui Northern Gas (Oils)*                             44,030           32,311
                                                                    ------------
                                                                    $  2,269,312
--------------------------------------------------------------------------------
  Peru - 1.3%
    Alicorp S.A. (Food Products)*                       236,450     $    337,279
    Compania de Minas Buenaventura S.A. (Mining)        104,430          893,770
    CPT Telefonica del Peru S.A., "B" (Utilities -
      Telephone)                                        594,954        1,433,786
    Credicorp Ltd. (Conglomerate)*                       97,538        2,048,306
    Telefonica del Peru S.A., ADR (Utilities -
      Telephone)                                         75,400        1,809,600
                                                                    ------------
                                                                    $  6,522,741
--------------------------------------------------------------------------------
  Philippines - 0.6%
    Alsons Cement Corp. (Building Materials)*##       4,302,350     $    783,730
    Ayala Corp. (Real Estate)                           480,200          337,142
    Ayala Land, Inc., "B" (Real Estate)                 443,375          319,701
    Metro Bank & Trust Co. (Banks and Credit Cos.)       36,000          737,761
    Pilipino Telegraph & Telephone Corp.
      (Telecommunications)*                           1,330,000          630,930
                                                                    ------------
                                                                    $  2,809,264
--------------------------------------------------------------------------------
  Poland - 0.9%
    Agros Holdings S.A., "C" (Food)*                     20,000     $    481,013
    Bank Rozwoju Eksportu S.A. (Banks and
      Credit Cos.)*                                      25,000          597,310
    Bank Slaski SA w Katowicach (Banks and
       Credit Cos.)                                      10,500          892,168
    Bydgoska Fabryka Kabli S.A. (Electrical
       Equipment)                                       105,000          797,468
    Elektrim Spolka Akcyjna S.A. (Electrical
       Equipment)                                       126,373        1,135,757
    Stomil Olsztyn S.A. (Tires and Rubber)*              39,960          493,177
                                                                    ------------
                                                                    $  4,396,893
--------------------------------------------------------------------------------
  Portugal - 1.3%
    Banco Espirito Santo e Comercial de Lisboa S.A.
      (Banks and Credit Cos.)                            33,729     $    654,046
    Banco Totta E Acores (Financial Institutions)       108,400        1,509,454
    Cimentos de Portugal S.A. (Building Materials)       34,946          754,258
    Engil SGPS (Engineering)                             36,079          401,708
    Inparsa-Industria e Participacoes, SGPS, S.A.
      (Conglomerate)*                                    17,090          143,080
    Portugal Telecom S.A. (Utilities - Telephone)        33,250        1,227,528
    Sonae Investimentos-Sociedade Gestora de
      Participacoes Sociais, S.A. (Finance)*             34,180        1,125,173
    Telecel - Comunicacaoes Pessoais S.A. (Cellular
      Telephones)*                                        8,250          704,946
                                                                    ------------
                                                                    $  6,520,193
--------------------------------------------------------------------------------
  Russia - 1.0%
    Lukoil Oil Co., ADR (Oils)                           33,600     $  1,915,200
    Mosenergo, ADR (Utilities - Electric)##              74,900        2,921,100
                                                                    ------------
                                                                    $  4,836,300
--------------------------------------------------------------------------------
  Singapore - 0.9%
    City Developments Ltd. (Real Estate)                276,000     $  2,231,343
    Hong Leong Finance Ltd. (Finance)+                  136,000          421,006
    Mandarin Oriental International, Ltd.
      (Restaurants and Lodgings)*                       854,000          990,640
    Singapore Land Ltd. (Conglomerate)                  182,000          848,881
                                                                    ------------
                                                                    $  4,491,870
--------------------------------------------------------------------------------
  South Africa - 0.4%
    De Beers Centenary AG (Diamonds -
      Precious Stones)                                   14,150     $    509,164
    Nedcor Ltd. (Financial Services)*                    26,600          541,392
    Sasol Ltd. (Oils)                                    48,800          625,571
    South African Breweries Ltd. (Brewery)               16,800          494,951
                                                                    ------------
                                                                    $  2,171,078
--------------------------------------------------------------------------------
  South Korea - 0.1%
    Korea Electric Power Corp., ADR (Utilities -
      Electric)                                          38,100     $    647,700
--------------------------------------------------------------------------------
  Spain - 1.0%
    Abengoa S.A. (Construction)*                          7,000     $    279,194
    Acerinox S.A. (Iron and Steel)                        7,394        1,082,345
    Catalana Occidente (Insurance)*+                      4,700          247,368
    Cubiertas y Mzov S.A. (Engineering)                   3,560          360,831
    Repsol S.A. (Oils)                                   22,900          962,014
    Telefonica de Espana (Utilities - Telephone)         80,200        2,058,313
                                                                    ------------
                                                                    $  4,990,065
--------------------------------------------------------------------------------
  Sweden - 1.4%
    Astra AB, Free Shares, "B", ADR
      (Pharmaceuticals)                                  39,200     $  1,603,977
    Nobel Biocare AB (Medical and Health Products)*     101,400        1,486,424
    Skandia Foersaekrings AB                             56,100        1,623,289
    Sparbanken Sverige AB, "A" (Banks and Credit
      Cos.)                                             122,100        2,178,968
                                                                    ------------
                                                                    $  6,892,658
--------------------------------------------------------------------------------
  Switzerland - 1.5%
    Ciba Specialty AG (Medical and Health Products)*      3,920     $    337,862
    Kuoni Reisen Holdings AG (Transportation)               650        1,870,377
    Logitech International (Electrical Equipment)         7,300        1,337,631
    Novartis AG (Pharmaceuticals)                         2,787        3,673,128
                                                                    ------------
                                                                    $  7,218,998
--------------------------------------------------------------------------------
  Taiwan - 0.6%
    Taipei Fund (Finance)*                                  130     $  1,488,500
    Yageo Corp. (Electronics)*                           73,476        1,249,092
    Yageo Corp., GDR  (Electronics)*##                    1,680           28,560
                                                                    ------------
                                                                    $  2,766,152
--------------------------------------------------------------------------------
  Thailand - 0.4%
    Bank of Ayudhya Ltd. (Banks and Credit Cos.)        148,000     $    379,633
    Robinson Department Store Public Co. Ltd.
      (Retail)                                           75,000           71,784
    Siam City Cement Co. Ltd., Foreign Registered
     (Building Materials)                                29,600          138,254
    TelecomAsia Corp. Ltd (Utilities - Telephone)*      290,000          438,553
    Thai Euro Fund (Finance)+                            57,500        1,106,875
                                                                    ------------
                                                                    $  2,135,099
--------------------------------------------------------------------------------
  United Kingdom - 7.5%
    ASDA Group PLC (Retail)                           1,833,600     $  3,422,322
    British Aerospace PLC (Aerospace)*                  171,710        3,653,564
    British Petroleum PLC (Oils)*                       204,172        2,346,108
    Capital Radio PLC (Broadcasting)                    106,530          937,108
    Carlton Communicatons PLC (Broadcasting)            118,700          974,809
    Danka Business Systems, ADR (Business Services)      52,500        1,604,531
    Grand Metropolitan PLC (Food and Beverage
      Products)*                                        286,200        2,392,188
    Inchcape PLC (Automotive)                           229,050        1,018,590
    Jarvis Hotels PLC (Resturants and Lodgings)*+     1,245,100        3,132,236
    Kwik-Fit Holdings PLC (Automotive)                  883,000        3,453,792
    Lloyds TSB Group PLC (Banks and Credit Cos.)*       191,100        1,746,174
    PowerGen PLC (Utilities - Electric)*                402,300        4,217,946
    Reuters Holdings, PLC, ADR (Printing and
      Publishing)                                        17,700        1,090,763
    Smith (W.H.) Group PLC (Retail)                     173,170        1,292,853
    Storehouse PLC (Retail)                             721,540        2,588,041
    Tomkins PLC (Diversified Operations)*               478,400        2,065,339
    Wimpey (George), PLC (Construction)                 525,200        1,189,097
                                                                    ------------
                                                                    $ 37,125,461
--------------------------------------------------------------------------------
  Venezuela - 0.6%
    Compania Anonima Nacional Telefonos de
      Venezuela, ADR (Telecommunications)*              101,800     $  3,054,000
--------------------------------------------------------------------------------
Total Foreign Stocks                                                $286,900,840
--------------------------------------------------------------------------------
Total Stocks (Identified Cost, $408,198,733)                        $452,324,562
--------------------------------------------------------------------------------
Convertible Bond - 0.1%
--------------------------------------------------------------------------------
                                               Principal Amount
                                                  (000 Omitted)
--------------------------------------------------------------------------------
  Italy
    Italy Republic, 5s, 2001
      (Identified Cost, $305,000)                        $  305     $    301,950
--------------------------------------------------------------------------------
Warrants
--------------------------------------------------------------------------------
                                                         Shares
--------------------------------------------------------------------------------
  India
    India Gateway Fund Ltd. (Finance)*+
      (Identified Cost, $0)                              16,000     $          0
--------------------------------------------------------------------------------



Short-Term Obligations - 7.2%
--------------------------------------------------------------------------------
                                               Principal Amount
Issuer                                             (000 Omitted)           Value
--------------------------------------------------------------------------------
  Federal Home Loan Bank, due 5/01/97                    $6,000     $  6,000,000
  Federal Home Loan Mortgage Corp., due 5/02/97           3,555        3,554,472
  Federal Home Loan Mortgage Corp., due 5/02/97           3,000        2,999,552
  Federal Home Loan Mortgage Corp., due 5/05/97           7,975        7,970,241
  Federal National Mortgage Assn., due 5/01/97            2,000        2,000,000
  Federal National Mortgage Assn., due 5/06/97            6,960        6,954,819
  Federal National Mortgage Assn., due 5/09/97            2,700        2,696,748
  Ford Motor Credit Corp., due 5/01/97                    3,565        3,565,000
--------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                     $ 35,740,832
--------------------------------------------------------------------------------
Total Investments (Identified Cost, $444,244,565)                   $488,367,344
Other Assets, Less Liabilities - 1.2%                                  5,991,025
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $494,358,369
--------------------------------------------------------------------------------
*   Non-income producing security.
##  SEC Rule 144A restriction.
+   Restricted security.
(+) Security valued by or at the direction of the Trustees.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
-------------------------------------------------------------------------------
April 30, 1997
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $444,244,565)           $488,367,344
  Cash                                                                 457,236
  Foreign currency, at value (identified cost, $1,894,220)           1,895,989
  Receivable for investments sold                                    7,361,966
  Receivable for Fund shares sold                                    1,817,702
  Interest and dividends receivable                                  1,308,131
  Deferred organization expenses                                        11,689
  Other assets                                                           3,665
                                                                  ------------
      Total assets                                                $501,223,722
                                                                  ------------
Liabilities:
  Payable for investments purchased                               $  5,648,223
  Payable for Fund shares reaquired                                    724,504
  Payable to affiliates -
    Management fee                                                      11,942
    Administrative fee                                                     199
    Shareholder servicing agent fee                                      1,725
    Distribution and service fee                                       130,081
  Accrued expenses and other liabilities                               348,679
                                                                  ------------
      Total liabilities                                           $  6,865,353
                                                                  ------------
Net assets                                                        $494,358,369
                                                                  ============
Net assets consist of:
  Paid-in capital                                                 $434,429,368
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                 44,101,206
  Accumulated undistributed net realized gain on
    investments and foreign currency transactions                   17,848,429
  Accumulated net investment loss                                   (2,020,634)
                                                                  ------------
      Total                                                       $494,358,369
                                                                  ============
Shares of beneficial interest outstanding                           26,768,403
                                                                    ==========
Class A shares:
  Net asset value and redemption price per share
    (net assets of $184,503,077 / 9,941,487 shares
    of beneficial interest outstanding)                            $18.56
                                                                   ======
  Offering price per share (100 / 94.25)                           $19.69
                                                                   ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $282,706,328 / 15,351,672 shares of
    beneficial interest outstanding)                               $18.42
                                                                   ======
Class C shares:
  Net asset value and offering price
    (net assets of $21,054,709 / 1,147,149 shares of
    beneficial interest outstanding)                               $18.35
                                                                   ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $6,094,255 / 328,095 shares
    of beneficial interest outstanding)                            $18.57
                                                                   ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. See notes to financial statements

Statement of Operations
-------------------------------------------------------------------------------
Six Months Ended April 30, 1997
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                      $ 2,748,746
    Interest                                                           712,926
    Foreign taxes withheld                                            (224,982)
                                                                   -----------
      Total investment income                                      $ 3,236,690
                                                                   -----------

  Expenses -
    Management fee                                                 $ 2,190,224
    Trustees' compensation                                              21,656
    Shareholder servicing agent fee                                    210,877
    Shareholder servicing agent fee (Class A)                           44,744
    Shareholder servicing agent fee (Class B)                          105,357
    Shareholder servicing agent fee (Class C)                            5,140
    Distribution and service fee (Class A)                             309,150
    Distribution and service fee (Class B)                           1,425,157
    Distribution and service fee (Class C)                             104,515
    Administrative fee                                                  12,325
    Custodian fee                                                      210,547
    Postage                                                             56,965
    Printing                                                            39,298
    Auditing fees                                                       19,007
    Legal fees                                                          14,731
    Amortization of organization expenses                                3,195
    Miscellaneous                                                      231,684
                                                                   -----------
      Total expenses                                               $ 5,004,572
    Reduction of expenses by distributor                               (88,315)
    Fees paid indirectly                                               (34,685)
                                                                   -----------
      Net expenses                                                 $ 4,881,572
                                                                   -----------
        Net investment loss                                        $(1,644,882)
                                                                   -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $19,453,356
    Foreign currency transactions                                     (111,976)
                                                                   -----------
      Net realized gain on investments and foreign currency
        transactions                                               $19,341,380
                                                                   -----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                    $(4,692,385)
    Translation of assets and liabilities in foreign currencies        (16,482)
                                                                   -----------
      Net unrealized loss on investments and foreign currency
        translation                                                $(4,708,867)
                                                                   -----------
        Net realized and unrealized gain on investments and
          foreign currency                                         $14,632,513
                                                                   -----------
          Increase in net assets from operations                   $12,987,631
                                                                   ===========
See notes to financial statements

Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                           April 30, 1997       October 31, 1996
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                        $ (1,644,882)          $ (3,934,625)
  Net realized gain on investments and foreign
    currency transactions                                      19,341,380             26,926,412
  Net unrealized gain (loss) on investments and
    foreign currency translation                               (4,708,867)            38,287,928
                                                             ------------           ------------
    Increase in net assets from operations                   $ 12,987,631           $ 61,279,715
                                                             ------------           ------------

Distributions declared to shareholders -
  From net investment income (Class A)                       $      --              $   (102,984)
  From net realized gain on investments and foreign
    currency transactions (Class A)                            (9,634,864)           (13,664,586)
  From net realized gain on investments and foreign
    currency transactions (Class B)                           (13,421,222)           (21,606,221)
  From net realized gain on investments and foreign
    currency transactions (Class C)                            (1,004,313)            (1,215,266)
                                                             ------------           ------------
    Total distributions declared to shareholders             $(24,060,399)          $(36,589,057)
                                                             ------------           ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                           $308,700,492           $332,230,172
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                           19,067,627             28,656,096
  Cost of shares reacquired                                  (297,105,075)          (315,137,560)
                                                             ------------           ------------
    Increase in net assets from Fund share
      transactions                                           $ 30,663,044           $ 45,748,708
                                                             ------------           ------------
      Total increase in net assets                           $ 19,590,276           $ 70,439,366
Net assets:
  At beginning of period                                      474,768,093            404,328,727
                                                             ------------           ------------
  At end of period (including accumulated net
    investment loss of $2,020,634 and $375,752,
    respectively)                                            $494,358,369           $474,768,093
                                                             ============           ============

See notes to financial statements

Financial Highlights

------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended October 31,
                                             Six Months Ended     ------------------------------------------------
                                               April 30, 1997           1996           1995           1994*
------------------------------------------------------------------------------------------------------------------
                                                      Class A
------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $19.09         $18.16         $17.45         $15.00
                                                       ------         ------         ------         ------
Income from investment operations# -
  Net investment loss(S)                               $(0.02)        $(0.07)        $  --          $(0.02)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                         0.54           2.73           0.93           2.47
                                                       ------         ------         ------         ------
      Total from investment operations                 $ 0.52         $ 2.66         $ 0.93         $ 2.45
                                                       ------         ------         ------         ------
Less distributions declared to shareholders -
  From net investment income                           $  --          $(0.01)        $  --          $ --
  From net realized gain on investments and
    foreign currency transactions                       (1.05)         (1.72)         (0.22)          --
                                                       ------         ------         ------         ------
      Total distributions declared to                                                               $
        shareholders
                                                       $(1.05)        $(1.73)        $(0.22)          --
                                                       ------         ------         ------         ------
Net asset value - end of period                        $18.56         $19.09         $18.16         $17.45
                                                       ======         ======         ======         ======
Total return(+)                                         2.82%++       15.73%          5.47%         16.33%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                            1.54%+         1.58%          1.63%          1.57%+
  Net investment loss                                 (0.19)%+       (0.35)%          0.02%        (0.14)%+
Portfolio turnover                                        77%            95%           149%           100%
Average commission rate###                            $0.0542        $0.0130        $   --         $  --
Net assets at end of period (000 omitted)            $184,503       $172,106       $143,543       $131,503

  * For the period from the commencement of offering of Class A shares, November 18, 1993, to October 31,
    1994.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1,
    1995.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The distributor waived a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

    Net investment loss                                $(0.03)        $(0.09)        $   --         $(0.04)
    Ratios (to average net assets):
      Expenses##                                        1.64%+         1.68%          1.73%          1.67%+
      Net investment loss                             (0.29)%+       (0.45)%        (0.08)%        (0.24)%+

See notes to financial statements

-------------------------------------------------------------------------------

                                                                              Year Ended October 31,
                                             Six Months Ended     ----------------------------------------------
                                               April 30, 1997           1996           1995           1994**
----------------------------------------------------------------------------------------------------------------
                                                      Class B
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $18.87         $17.97         $17.32         $15.00
                                                       ------         ------         ------         ------
Income from investment operations# -
  Net investment loss                                  $(0.09)        $(0.21)        $(0.14)        $(0.15)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                         0.54           2.70           0.92           2.47
                                                       ------         ------         ------         ------
      Total from investment operations                 $ 0.45         $ 2.49         $ 0.78         $ 2.32
                                                       ------         ------         ------         ------
Less distributions declared to shareholders                                                         $
  from net realized gain on investments and
  foreign currency transactions                        $(0.90)        $(1.59)        $(0.13)          --
                                                       ------         ------         ------         ------
  Net asset value - end of period                      $18.42         $18.87         $17.97         $17.32
                                                       ======         ======         ======         ======
Total return                                            2.40%++       14.77%          4.61%         15.47%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                            2.31%+         2.39%          2.45%          2.39%+
  Net investment loss                                 (0.96)%+       (1.16)%        (0.80)%        (0.95)%+
Portfolio turnover                                        77%            95%           149%           100%
Average commission rate###                            $0.0542        $0.0130        $   --         $  --
Net assets at end of period (000 omitted)            $282,706       $282,668       $247,437       $236,971

 ** For the period from the commencement of offering of Class B shares, November 18, 1993, to October 31,
    1994.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1,
    1995.

See notes to financial statements

-------------------------------------------------------------------------------

                                                                             Year Ended October 31,
                                             Six Months Ended     ----------------------------------------------
                                               April 30, 1997           1996           1995           1994***
----------------------------------------------------------------------------------------------------------------
                                                      Class C
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $18.85         $17.96         $17.34         $16.04
                                                       ------         ------         ------         ------
Income from investment operations# -
  Net investment loss                                  $(0.09)        $(0.20)        $(0.13)        $(0.13)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                         0.53           2.70           0.92           1.43
                                                       ------         ------         ------         ------
      Total from investment operations                 $ 0.44         $ 2.50         $ 0.79         $ 1.30
                                                       ------         ------         ------         ------
Less distributions declared to shareholders                                                         $
  from net realized gain on investments and
  foreign currency transactions                        $(0.94)        $(1.61)        $(0.17)        $ --
                                                       ------         ------         ------         ------
  Net asset value - end of period                      $18.35         $18.85         $17.96         $17.34
                                                       ======         ======         ======         ======
Total return                                            2.38%++       14.88%          4.68%          8.10%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                            2.26%+         2.32%          2.38%          2.31%+
  Net investment loss                                 (0.91)%+       (1.10)%        (0.72)%        (0.83)%+
Portfolio turnover                                        77%            95%           149%           100%
Average commission rate###                            $0.0542        $0.0130        $   --         $  --
Net assets at end of period (000 omitted)             $21,055        $19,994        $13,349        $11,872

*** For the period from the commencement of offering of Class C shares, January 3, 1994, to October 31,
    1994.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1,
    1995.

See notes to financial statements

--------------------------------------------------------------------------------
                                                              Period Ended
                                                            April 30, 1997****
------------------------------------------------------------------------------
                                                                   Class I
------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $18.34
                                                                    ------
Income from investment operations# -
  Net investment income                                             $ 0.02
  Net realized and unrealized gain on investments and
    foreign currency transactions                                     0.21
                                                                    ------
      Total from investment operations                              $ 0.23
                                                                    ------
Net asset value - end of period                                     $18.57
                                                                    ======
Total return                                                         1.26%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                         1.14%+
  Net investment income                                              0.26%+
Portfolio turnover                                                     77%
Average commission rate###                                         $0.0542
Net assets at end of period (000 omitted)                           $6,094

**** For the period from the commencement of offering of Class I shares, January
     2, 1997, to April 30, 1997.

  + Annualized.

  ++ Not annualized.

   # Per share data is based on average shares outstanding.

  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 ### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS World Growth Fund (the Fund) is a non-diversified series of MFS Series Trust VIII (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of Fund operations.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date the gains or losses are recorded as realized foreign currency translations.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex- dividend date. The Fund expects to pass through to shareholders foreign income taxes paid. The election increases the taxable distributions of the Fund by the amount of the foreign taxes paid. An individual shareholder who itemizes deductions, or a corporate shareholder, will be able to claim an offsetting deduction or a tax credit (but not both) on their federal income tax returns. Individuals who do not itemize deductions may claim a foreign tax credit but not a deduction. The foreign source income is considered passive income for the purpose of computing the foreign tax credit limitations.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classifications of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The four classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.90% of average daily net assets. The advisory agreement permits the adviser to engage one or more sub-advisers, and the adviser has engaged Foreign & Colonial Management Ltd., an England and Wales Company, and its subsidiary, Foreign & Colonial Emerging Markets Limited, to assist in the performance of its services.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $3,832 for the six months ended April 30, 1997.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, compliance, shareholder communications and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $268,528 for the six months ended April 30, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $47,077 for the six months ended April 30, 1997. Payment of the 0.10% per annum Class A distribution fee is currently being waived on a voluntary basis and may be imposed at the discretion of MFD. Fees incurred under the distribution plan during the six months ended April 30, 1997, were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $67,544 and $26,673 for Class B and Class C shares, respectively, for the six months ended April 30, 1997. Fees incurred under the distribution plans during the six months ended April 30, 1997, were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 1997, were $2,880, $285,288, and $2,945 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $386,747,500 and $353,890,407, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $444,244,565
                                                                 ============
Gross unrealized appreciation                                    $ 67,353,530
Gross unrealized depreciation                                     (23,230,751)
                                                                 ------------
  Net unrealized appreciation                                    $ 44,122,779
                                                                 ============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                Six Months Ended April 30, 1997       Year Ended October 31, 1996
                                ------------------------------------  ------------------------------------
                                         Shares              Amount             Shares              Amount
----------------------------------------------------------------------------------------------------------
Shares sold                          14,275,030      $  268,455,526        13,198,505      $  248,410,300
Shares issued to shareholders
 in reinvestment of distributions       449,320           8,218,066           703,305          12,156,888
Shares reacquired                   (13,423,954)       (253,390,284)      (12,790,324)       (241,363,733)
Shares transferred to Class I          (373,008)         (6,841,795)         --                 --
                                     ----------      --------------        ----------      --------------
  Net increase                          927,388      $   16,441,513         1,111,486      $   19,203,455
                                     ==========      ==============        ==========      ==============

Class B Shares
                                Six Months Ended April 30, 1997       Year Ended October 31, 1996
                                ------------------------------------  ------------------------------------
                                         Shares              Amount             Shares              Amount
----------------------------------------------------------------------------------------------------------
Shares sold                           1,538,951       $  28,741,905         3,986,473       $  73,258,330
Shares issued to shareholders
 in reinvestment of distributions       559,743          10,181,721           923,243          15,760,023
Shares reacquired                    (1,724,378)        (32,309,369)       (3,703,963)        (68,245,006)
                                      ---------       -------------         ---------       -------------
  Net increase                          374,316       $   6,614,257         1,205,753       $  20,773,347
                                      =========       =============         =========       =============

Class C Shares
                                Six Months Ended April 30, 1997       Year Ended October 31, 1996
                                ------------------------------------  ------------------------------------
                                         Shares              Amount             Shares              Amount
----------------------------------------------------------------------------------------------------------
Shares sold                             235,472        $  4,384,268           574,128       $  10,561,542
Shares issued to shareholders
 in reinvestment of distributions        36,836             667,840            43,379             739,185
Shares reacquired                      (186,004)         (3,464,613)         (300,073)         (5,528,821)
                                        -------        ------------           -------       -------------
  Net increase                           86,304        $  1,587,495           317,434       $   5,771,906
                                        =======        ============           =======       =============

Class I Shares
                                Period Ended April 30, 1997*

                                ------------------------------------
                                         Shares              Amount
-------------------------------------------------------------------
Shares transferred from Class A         373,008        $  6,841,795
Shares sold                              15,015             276,998
Shares reacquired                       (59,928)         (1,099,014)
                                        -------        ------------
  Net increase                          328,095        $  6,019,779
                                        =======        ============

* For the period from the commencement of offering of Class I shares, January 2, 1997, to April 30, 1997.

(7) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended April 30, 1997, was $1,970.

(8) Financial Instruments
The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 1997, the Fund did not hold any of these financial instruments.

(9) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 1997, the Fund owned the following restricted securities (constituting 1.2% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                                   Date of
Description                                    Acquisition          Shares            Cost           Value
------------------------------------------------------------------------------------------------------------
Catalana Occidente                                 4/22/97           4,700      $  240,243      $  247,368
Companhia Vale do Rio Doce,
  Preferred, "B"                                   4/22/97          29,553          --              --
Hong Leong Finance Ltd.                11/01/96 -  3/25/97         136,000         423,822         421,006
India Gateway Fund Ltd.                 6/02/94 -  2/02/96         107,000         941,870         483,640
India Gateway Fund Ltd., Warrants                  6/02/94          16,000          --              --
International Business Communications
  Systems, Inc.                                    8/29/95          40,300         399,776         282,100
Jarvis Hotels PLC                      11/01/96 -  3/25/97       1,245,100       3,302,353       3,132,236
Thai Euro Fund                          6/12/96 - 10/25/96          57,500       1,871,625       1,106,875
                                                                                                ----------
                                                                                                $5,673,225
                                                                                                ==========

INDEPENDENT AUDITORS' REPORT

To the Trustees of the MFS Series Trust VIII and the Shareholders of MFS World Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS World Growth Fund (a series of MFS Series Trust VIII) as of April 30, 1997, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1997, and the year ended October 31, 1996, and the financial highlights for the six months ended April 30, 1997, and for each of the years in the three-year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS World Growth Fund at April 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 1997






                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) WORLD GROWTH FUND
TRUSTEES                                                  ASSISTANT SECRETARY
A. Keith Brodkin* - Chairman and President                James R. Bordewick, Jr.*

Richard B. Bailey* - Private Investor; Former             CUSTODIAN
Chairman and Director (until 1991),                       State Street Bank and Trust Company
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director,                    AUDITORS
Cambridge Trust Company                                   Deloitte & Touche LLP

Marshall N. Cohan - Private Investor                      INVESTOR INFORMATION
                                                          For MFS stock and bond market outlooks, call
Lawrence S. Cohn, M.D. - Chief of Cardiac                 toll free: 1-800-637-4458 anytime from a
Surgery, Brigham and Women's Hospital;                    touch-tone telephone.
Professor of Surgery, Harvard Medical School
                                                          For information on MFS mutual funds, call your
The Hon. Sir J. David Gibbons, KBE - Chief                financial adviser or, for an information kit,
Executive Officer, Edmund Gibbons Ltd.;                   call toll free: 1-800-637-2929 any business
Chairman, Bank of N.T. Butterfield & Son Ltd.             day from 9 a.m. to 5 p.m. Eastern time (or
                                                          leave a message anytime).
Abby M. O'Neill - Private Investor; Director,
Rockefeller Financial Services, Inc.                      INVESTOR SERVICE
(investment advisers)                                     MFS Service Center, Inc.
                                                          P.O. Box 2281
Walter E. Robb, III - President and Treasurer,            Boston, MA 02107-9906
Benchmark Advisors, Inc. (corporate financial
consultants); President, Benchmark Consulting             For general information, call toll free:
Group, Inc. (office services); Trustee,                   1-800-225-2606 any business day from
Landmark Funds (mutual funds)                             8 a.m. to 8 p.m. Eastern time.

Arnold D. Scott* - Senior Executive Vice                  For service to speech- or hearing-impaired,
President, Director and Secretary,                        call toll free: 1-800-637-6576 any business
Massachusetts Financial Services Company                  day from 9 a.m. to 5 p.m. Eastern time. (To
                                                          use this service, your phone must be equipped
Jeffrey L. Shames* - President and Director,              with a Telecommunications Device for the
Massachusetts Financial Services Company                  Deaf.)

J. Dale Sherratt - President, Insight                     For share prices, account balances, and
Resources, Inc. (acquisition planning                     exchanges, call toll free: 1-800-MFS-TALK
specialists)                                              (1-800-637-8255) anytime from a touch-tone
                                                          telephone.
Ward Smith - Former Chairman (until 1994),
NACCO Industries; Director, Sundstrand                    World Wide Web
Corporation                                               www.mfs.com

INVESTMENT ADVISER
Massachusetts Financial Services Company                  [DALBAR Logo] For the third year in a
500 Boylston Street                                                     row, MFS earned a #1
Boston, MA 02116-3741                                     ranking in the DALBAR, Inc. Broker/
                                                          Dealer Survey, Main Office Operations
DISTRIBUTOR                                               Service Quality Category. The firm
MFS Fund Distributors, Inc.                               achieved a 3.48 overall score on a
500 Boylston Street                                       scale of 1 to 4 in the 1996 survey.
Boston, MA 02116-3741                                     A total of 110 firms responded,
                                                          offering input on the quality of
PORTFOLIO MANAGERS                                        service they received from 29 mutual
John W Ballen*                                            fund companies nationwide. The survey
David Mannheim*                                           contained questions about service
Toni Y. Shimura*                                          quality in 15 categories, including
                                                          "knowledge of phone service
TREASURER                                                 contacts," "accuracy of transaction
W. Thomas London*                                         processing," and "overall ease of
                                                          doing business with the firm."
ASSISTANT TREASURER
JAMES O. YOST*
Secretary

STEPHEN E. CAVAN*

*Affiliated with the Investment Adviser

                                                  ------------
MFS(R) WORLD        [DALBAR Logo}                   Bulk Rate
GROWTH FUND                                       U.S. Postage
500 Boylston Street                                 P A I D
Boston, MA 02116-3741                                 MFS
                                                  ------------

[MFS logo]
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(SM)


(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                  MWF-3 6/97 86M   9/209/309/809